Short-term Investments (Details Narrative) - Yellow Cake [Member] - CAD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Statement Line Items [Line Items]
Fair value of shares disposed	$ 4,681,407
Realized gain on investment	385,563
Tax on realized gain on investment	52,051
Change in fair value realized	3,543,105	949,085
Deferred income tax	478,319	128,127
United States of America, Dollars
Statement Line Items [Line Items]
Option to acquire inventory	2,500,000	$ 10,000,000
Maximum aggregate amount of options to aquire inventory	$ 31,250,000